Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)
Share-based compensation expenses
Share-based compensation expenses		$ 918	¥ 6,390		¥ 130,659		¥ 107,766
Cost of revenues
Share-based compensation expenses
Share-based compensation expenses		134	935		(724)		4,246
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses		1,228	8,549		6,772		17,817
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses		2,307	16,063		13,435		32,104
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		$ (2,751)	¥ (19,157)		¥ 111,176		53,599
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)		25.00%	25.00%
Options granted expiration period (in years)		10 years	10 years
Aggregate intrinsic value and Weighted average remaining contractual years
Total share-based compensation expense recognized | ¥							¥ 32,149
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
Global Share Plan
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
Number of shares
Outstanding at the beginning of the period (in shares) | shares		18,699,431	18,699,431		18,640,845
Granted during the year (in shares) | shares		19,340	19,340		1,940,654
Forfeited during the year (in shares) | shares		(427,014)	(427,014)		(1,122,550)
Exercise during the year (in shares) | shares		(10,011,528)	(10,011,528)		(759,518)
Outstanding at the end of the period (in shares) | shares		8,280,229	8,280,229		18,699,431		18,640,845
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0.20		$ 0.21
Granted during the year (in dollars per share) | $ / shares		0.56		0.24
Forfeited during the year (in dollars per share) | $ / shares		0.52		0.53
Exercise during the year | $ / shares		0.13		0.10
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 0.25		$ 0.20		$ 0.21
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value		$ 2,829		$ 38,480		$ 44,454			¥ 44,454
Outstanding as of January 1,2017		6 years 6 months 15 days	6 years 6 months 15 days		6 years 5 months 1 day		7 years 1 month 21 days
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
2017 Share Incentive Plan
Share-based compensation expenses
Share-based compensation expenses | ¥			¥ 15,632		¥ 96,321
Percentage of maximum number of shares available for issuance	2.00%
Number of shares
Outstanding at the beginning of the period (in shares) | shares		15,888,593	15,888,593		8,285,827
Granted during the year (in shares) | shares		7,183,239	7,183,239		8,014,091
Forfeited during the year (in shares) | shares		(1,337,432)	(1,337,432)		(411,325)
Exercise during the year (in shares) | shares		(4,344,515)	(4,344,515)
Outstanding at the end of the period (in shares) | shares		17,389,885	17,389,885		15,888,593		8,285,827
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Granted during the year (in dollars per share) | $ / shares		0.01		0.01
Forfeited during the year (in dollars per share) | $ / shares		0.01		0.01
Exercise during the year | $ / shares		0.01
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value		$ 10,190		$ 35,644					¥ 21,394
Outstanding as of January 1,2017		8 years 11 months 1 day	8 years 11 months 1 day		9 years 3 months 7 days		10 years
Employees | 2017 Share Incentive Plan
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
Non-employees | 2017 Share Incentive Plan
Share-based compensation expenses
Vesting rights (as a percentage)		33.00%	33.00%
Vesting rights immediately on vesting commencement date (as a percentage)		25.00%	25.00%
Options granted expiration period (in years)	10 years
Non-employees | 2017 Share Incentive Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Non-employees | 2017 Share Incentive Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
Predecessor | 2012 Share Plan of RONG 360
Number of shares
Outstanding at the beginning of the period (in shares) | shares					20,480,486		15,857,198
Granted during the year (in shares) | shares							5,370,319
Forfeited during the year (in shares) | shares							(747,031)
Outstanding at the end of the period (in shares) | shares							20,480,486	15,857,198
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares				$ 0.31		0.24
Granted during the year (in dollars per share) | $ / shares						0.52
Forfeited during the year (in dollars per share) | $ / shares						0.41
Outstanding at the end of the period (in dollars per share) | $ / shares						$ 0.31		$ 0.24
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $						$ 103,295		$ 36,826
Outstanding as of January 1,2017							7 years 4 months 6 days	7 years 6 months